Intellectual property (Tables)	12 Months Ended
Dec. 31, 2025
Intellectual property
Acquisition Of Sfd Geothermal Right
	December 31, 2025
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$17,409,334	$7,861,666
SFD® Geothermal Right acquired	275,610	64,309	211,301
	25,546,610	17,473,643	8,072,967
	December 31, 2024
	Cost	Accumulated	Net book
	Base	amortization	Value
SFD® Hydrocarbon Right acquired	$25,271,000	$15,724,601	$9,546,399
SFD® Geothermal Right acquired	275,610	50,528	225,082
	25,546,610	15,775,129	9,771,481

Schedule of Reconciliation of Intellectual Property
	SFD® Hydrocarbon Right	SFD® Geothermal Right	Total
Net book value at December 31, 2023	11,231,132	238,863	11,469,995
Amortization for 2024	(1,684,733)	(13,781)	(1,698,514)
Net book value at December 31, 2024	9,546,399	225,082	9,771,481
Amortization for 2025	(1,684,733)	(13,781)	(1,698,514)
Net book value at December 31, 2025	7,861,666	211,301	8,072,967